Income taxes (Schedule of Tax Losses Pending of Amortize) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available	$ 10,772,446
2010 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2020
Tax losses available	$ 18,568
2011 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2021
Tax losses available	$ 9,050,488 [1]
2012 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2022
Tax losses available	$ 46
2013 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2023
Tax losses available	$ 81,169
2014 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2024
Tax losses available	$ 38,287
2015 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2025
Tax losses available	$ 38,213
2016 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2026
Tax losses available	$ 239,593
2017 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2027
Tax losses available	$ 721,839
2018 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2028
Tax losses available	$ 584,243

[1]	This amount includes $ 9,014,364 corresponding to a tax loss from the sale of shares which, according to the Income Tax Law, can only be applied against taxable profits on the sale of shares generated in the future.